Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016 [1]
Earnings Per Share Reconciliation [Abstract]
Net income	$ 11,699	$ 4,928	[1]	$ 5,438
Net (loss) income from continuing operations	$ (16,778)	$ (7,056)	[1]	$ 225
Income per common share	$ 0.65	$ 0.27	[1]	$ 0.30
Denominator:
Income (loss) per common share	$ (0.93)	$ (0.39)	[1]	$ 0.01
Net income	$ 11,699	$ 4,928	[1]	$ 5,438
Net (loss) income from continuing operations	$ (16,778)	$ (7,056)	[1]	$ 225
Weighted-average common shares outstanding	17,961	17,961	[1]	17,961
Dilutive effect of stock options and warrants	432	457
Weighted-average common shares outstanding - diluted	18,393	18,418	[1]	17,961
Diluted income per common share	$ 0.64	$ 0.27	[1]	$ 0.30
Weighted average common shares outstanding:
Diluted income (loss) per common share	$ (0.91)	$ (0.38)	[1]	$ 0.01

[1]	Retrospectively revised (see note 18)